Expense Example, No Redemption {- Fidelity Advisor® Equity Income Fund} - 11.30 Fidelity Advisor Equity Income Fund - AMCIZ PRO-14 - Fidelity Advisor® Equity Income Fund	Jan. 29, 2022 USD ($)
Fidelity Advisor Equity Income Fund-Class A
Expense Example, No Redemption:
1 Year	$ 662
3 Years	845
5 Years	1,045
10 Years	1,619
Fidelity Advisor Equity Income Fund-Class M
Expense Example, No Redemption:
1 Year	462
3 Years	700
5 Years	956
10 Years	1,688
Fidelity Advisor Equity Income Fund-Class C
Expense Example, No Redemption:
1 Year	173
3 Years	536
5 Years	923
10 Years	1,796
Fidelity Advisor Equity Income Fund - Class I
Expense Example, No Redemption:
1 Year	66
3 Years	208
5 Years	362
10 Years	810
Fidelity Advisor Equity Income Fund-Class Z
Expense Example, No Redemption:
1 Year	52
3 Years	164
5 Years	285
10 Years	$ 640